Shareholders' Equity	12 Months Ended
Mar. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS’ EQUITY

(a) Initial public offering

On September 6, 2023, the Company announced the closing of its IPO of 2,000,000 ordinary shares, $0.0001 par value per share at an offering price of $4.00 per share for a total of $8,000,000 in gross proceeds. The Company raised total net proceeds of $7,065,000, which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and outstanding offering expenses. During the process of IPO, the Company incurred an aggregate of approximately $720,000 for underwriting discounts and commissions and approximately $967,000 for total offering expenses as of March 31, 2024. At the date of closing of IPO, the underwriting discounts and commissions and total offering expenses of approximately $1,687,000 were offset against the gross proceeds of $8,000,000 resulted in net amount of approximately $6,313,000 which was recognized in additional paid-in capital of the Company.

(b) Share-based compensation

The Company has adopted an equity incentive plan on November 6, 2023, pursuant to which the Company is authorized to grant equity awards in the form of incentive share options, nonstatutory share options, restricted shares, restricted share units and share appreciation rights to employees, directors, and consultants of the Company or any affiliates of the Company. All outstanding awards are non-cash and settleable with ordinary shares.

On November 7, 2023, the Company approved to grant equity awards of 1,500,000 shares to employees of SJFZ for their past efforts in services, which were vested immediately upon grant. On the same day, the Company issued 1,500,000 ordinary shares to the employees. The shares were valued at approximately $3,810,000, which was based on the value of the Company’s ordinary shares at the grant date. The Company recorded nil, approximately $3,810,000 and nil of share based compensations as employee benefits expenses for the years ended March 31, 2025, 2024 and 2023, respectively.

On April 8, 2024, the Company approved to grant 480,000 shares to a consultant of SJFZ to compensate the services rendered, which were vested immediately upon grant. On the same day, the Company issued 480,000 ordinary shares to the consultant. The shares were valued at approximately $3,312,000, which was based on the value of the Company’s ordinary shares at the grant date. The Company recorded approximately $3,312,000, nil and nil of share based compensations as professional fee for the years ended March 31, 2025, 2024 and 2023, respectively.

(c) Financing arrangements

On November 15, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with an individual investor (the “Investor”), pursuant to which the Company agreed to sell to the Investor an aggregate of 500,000 ordinary shares, par value $0.0001 at a purchase price of $2.00 per share in a registered direct offering. The financing will be consummated in two closings. The first closing occurred on November 18, 2024, in which the Investor purchased 192,300 ordinary shares for $384,600, and the second closing was completed on December 20, 2024 for 307,700 ordinary shares. The Securities Purchase Agreement includes a negative claw-back provision (the “Negative Claw-back Provision”) that may result in the issuance of additional 500,000 ordinary shares at no further consideration under certain market conditions. The Company received total of $1,000,000 during the year ended March 31, 2025.

(d) Share re-classification - dual class structure

On December 17, 2024, the Company held an extraordinary general meeting of members, at which the shareholders approved the re-designation and re-classification of the Company’s ordinary shares and the adoption of the Second Amended and Restated Memorandum and Articles of Association of the Company. The Company’s authorized share capital of 1,000,000,000 shares of par value of $0.0001 each was re-classified and re-designated into 950,000,000 Class A ordinary shares par value of $0.0001 each and 50,000,000 Class B ordinary shares par value of $0.0001 each. The 16,172,300 ordinary shares of par value of $0.0001 each issued and outstanding as of that date were re-classified and re-designated into 8,132,300 Class A ordinary shares of par value $0.0001 each with one (1) vote per share and 8,040,000 Class B ordinary shares of par value $0.0001 each with ten (10) votes per share.

The Company believe it is appropriate to reflect the above transactions on a retroactive basis and the Company has retroactively adjusted the shares and per share data for all periods presented.

There were 8,440,000 and 7,460,000 Class A ordinary shares issued and outstanding as of March 31, 2025 and 2024, respectively, and there were 8,040,000 Class B ordinary shares issued and outstanding as of March 31, 2025 and 2024.